Schedule Of Aggregate Cost and Related Accumulated Amortization for Certain Finite Lived Assets (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Property, Plant and Equipment, Other Types JPY (¥)	Mar. 31, 2011 Property, Plant and Equipment, Other Types USD ($)	Mar. 31, 2011 Property, Plant and Equipment, Other Types JPY (¥)
Property, Plant and Equipment [Line Items]
Aggregate cost	$ 11,961,158	¥ 980,815,000	¥ 1,049,735,000	¥ 7,627,000	$ 93,012	¥ 7,578,000
Accumulated amortization	$ 8,686,439	¥ 712,288,000	¥ 784,917,000	¥ 6,299,000	$ 76,817	¥ 6,004,000